Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings / (Loss) per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders	$ 951
Dividends paid		$ 0
Accrued dividends payable		328
Changes in fair value of warrants' liability	$ (966)	0
Incremental shares attributable to dilutive effect of conversion of preferred convertible stock	22,314,730
Incremental shares attributable to dilutive effect of conversion of warrants (in shares)	767,745
Basic Earnings / (Loss) per Share [Abstract]
Net income	$ 34,083	1,790
Income allocated to participating securities	(1)	0
Deemed dividends on Series B preferred stock upon exchange of common stock	0	(9,271)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(9,809)	0
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature	(789)	0
Dividends on preferred stock	(951)	(328)
Total net income / (loss) attributable to common stockholders	$ 22,533	$ (7,809)
Weighted average number of common shares, basic (in shares)	9,284,254	286,155
Earnings / (Loss) per common share, basic (in dollars per share)	$ 2.43	$ (27.29)
Diluted Earnings / (Loss) per Share [Abstract]
Net income	$ 34,083	$ 1,790
Income allocated to participating securities	(1)	0
Deemed dividends on Series B preferred stock upon exchange of common stock	0	(9,271)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(9,809)	0
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature	(789)	0
Dividends on preferred stock	(951)	(328)
Changes in fair value of warrants' liability	(966)	0
Total net income / (loss) available to common stockholders	$ 32,327	$ (7,809)
Weighted average number of common shares, basic (in shares)	9,284,254	286,155
Effect of dilutive shares (in shares)	23,082,475	0
Weighted average number of common shares, diluted (in shares)	32,366,729	286,155
Earnings / (Loss) per common share, diltued (in dollars per share)	$ 1	$ (27.29)